Right of Use Asset and Operating Lease Liability	3 Months Ended
Jun. 30, 2025
Leases [Abstract]
Right of Use Asset and Operating Lease Liability [Text Block]

14. Right of Use Asset and Operating Lease Liability

The Company has lease agreements for its offices, and buildings for its data centers in Sweden and Quebec, Canada, in addition to electrical equipment in Sweden.

Right of use assets

	June 30, 2025	March 31, 2025

Cost	$13,271	$12,704
Accumulated amortization	(7,931)	(7,158)
Net carrying value	$5,340	$5,546

Lease liabilities

	June 30, 2025	March 31, 2025

Current	$2,863	$2,645
Non-current	2,684	3,095
	$5,547	$5,740

	June 30, 2025	March 31, 2025

Weighted average discount rate	6.00%	6.00%
Weighted average remaining lease term (in years)	2.24	2.42

	June 30, 2025	March 31, 2025

2026	$3,100	$2,900
2027	1,704	2,014
2028	1,095	981
2029	11	251
Total undiscounted lease liabilities	5,910	6,146
Interest on lease liabilities	(363)	(406)
Total present value of minimum lease payments	5,547	5,740
Lease liability - current portion	2,863	2,645
Lease liability	$2,684	$3,095

The Company incurred the following lease costs which were recorded in operating and maintenance costs in the statements of (loss) income and comprehensive (loss) income:

	Three months ended
	June 30, 2025	June 30, 2024

Variable lease costs (CPI adjustments)	$96	$64
Operating lease costs:
Depreciation of leased assets	642	576
Interest on lease liabilities	82	107
Total lease costs	$820	$747

Cash paid for amounts included in the measurement of lease liabilities:

	Three months ended
	June 30, 2025	June 30, 2024

Cash flows from operating leases	$867	$733